UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-3481

General Municipal Money Market Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30

Date of reporting period:	11/30/07

FORM N-CSR

Item 1.	Reports to Stockholders.

General Municipal Money Market Fund

ANNUAL REPORT November 30, 2007

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
23	Statement of Assets and Liabilities
24	Statement of Operations
25	Statement of Changes in Net Assets
26	Financial Highlights
28	Notes to Financial Statements
34	Report of Independent Registered
Public Accounting Firm
35	Important Tax Information
36	Information About the Review and Approval
of the Fund’s Management Agreement
40	Board Members Information
43	Officers of the Fund
FOR MORE INFORMATION

Back Cover

General Municipal Money Market Fund

The Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this annual report for General Municipal Money Market Fund, covering the 12-month period from December 1, 2006, through November 30, 2007.

2

The past few months have been filled with greater swings in security valuations than we’ve seen in several years, as the economic cycle matured and a credit crisis stemming from the sub-prime mortgage sector of the taxable bond market has affected virtually all areas of the financial markets, including, to some extent, money market funds. A high degree of leverage within parts of the financial system made these price fluctuations more intense than they otherwise might have been. In the ensuing “flight to quality” among investors, “liquid asset” investments such as money market funds realized tremendous inflows of assets from investors affected by the heightened volatility and from those simply awaiting a clearer picture by the Fed on the direction of the U.S. economy.

Although we expect slower financial conditions in 2008, lower short-term interest rates from the Fed may help forestall a technical recession. As was widely anticipated, at its December 11 meeting the Fed took action and lowered its overnight rate to 4.25% . Despite this recent rate cut, investors will continue to closely monitor the credit markets and signals by the Fed on the state of the U.S economy in 2008. During times like these, it is a good time to review your portfolio with your financial advisor, who can help you consider whether to reposition your investments for a changing market environment.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Thomas F. Eggers Chief Executive Officer The Dreyfus Corporation December 17, 2007

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2006, through November 30, 2007, as provided by Colleen Meehan, Senior Portfolio Manager

Fund and Market Performance Overview

In the wake of heightened turbulence in longer-term fixed-income markets, yields of tax-exempt money market securities began to decline during the last few months of the reporting period when the Federal Reserve Board (the “Fed”) reduced key short-term interest rates in an attempt to forestall a potential recession.

For the 12-month period ended November 30, 2007, General Municipal Money Market Fund produced yields of 3.09% for its Class A shares and 2.72% for its Class B shares. Taking into account the effects of compounding, the fund’s Class A and Class B shares produced effective yields of 3.13% and 2.76%, respectively.1

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal personal income tax, to the extent consistent with the preservation of capital and the maintenance of liquidity.

In pursuing this objective, we employ two primary strategies. First, we normally attempt to add value by investing substantially all of the fund’s net assets in high-quality short-term municipal obligations throughout the United States and its territories that provide income exempt from federal personal income tax. Second, we actively manage the fund’s average maturity based on our anticipation of supply-and-demand changes in the short-term municipal marketplace and interest-rate cycles while anticipating liquidity needs.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the fund, which could enable us to take advantage of opportunities when short-term supply increases. Generally, yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities are generally issued with maturities in the one-year range, which in turn may lengthen the fund’s

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

average maturity if purchased. If we anticipate limited new-issue supply, we may then look to extend the fund’s average maturity to maintain then-current yields for as long as we believe practical.At other times, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

The Fed Eased Monetary Policy Amid Economic and Credit Concerns

For much of the reporting period, mixed economic and inflation signals kept the Fed on the sidelines, as it risked an acceleration of inflation if it cut interest rates, while rate hikes might have led to a more severe economic decline. Tax-exempt money market yields remained relatively stable in this environment.

However, market conditions changed dramatically during the summer of 2007,when credit concerns stemming from defaults and delinquencies in the bond market’s sub-prime mortgage sector spread to other areas of the financial markets. Even longer-term municipal bonds, which have no direct exposure to sub-prime lending, were affected by selling pressure during a “flight to quality” in which investors flocked to the relative safe haven of U.S.Treasury securities.

As the credit crisis unfolded, the Fed intervened in August by reducing the discount rate, the interest rate it charges banks for overnight loans. This move helped reassure investors that the Fed was prepared to support market liquidity. In September, the Fed reduced the federal funds rate, the interest rate banks charge one another for overnight loans, by a larger-than-expected 50 basis points in order to stimulate the slowing U.S. economy.Another cut in the federal funds rate followed in October,leav-ing the benchmark overnight rate at 4.50% at the reporting period’s end.

Finally, the tax-exempt money markets were also influenced by supply-and-demand forces. Investment banks continued to create a substantial volume of variable rate demand notes and tender option bonds, putting upward pressure on short-term yields. At times, these floating-rate instruments provided higher yields than longer-dated municipal notes due to the ample supply.

4

Although some areas have felt the impact of weak housing markets more than others, the fiscal conditions of most states and municipalities remained sound during the reporting period, leading to relatively low issuance volumes in the short-term tax-exempt fixed-rate market. Meanwhile, investor demand has been robust, with tax-exempt money market assets reaching a record high during the reporting period.

A Conservative Investment Posture Was Warranted in an Uncertain Market

We generally maintained a conservative investment posture amid heightened market turbulence, focusing whenever possible on municipal instruments issued by cities, states, school districts and other taxing authorities. We maintained the fund’s weighted average maturity in a range that was in line with industry averages until the summer, when we took advantage of higher yields among longer-dated instruments. We have attempted to “ladder” the fund’s longer-dated holdings to help stabilize the fund’s yield and protect it from unexpected fluctuations in short-term interest rates. As always, our research staff has maintained rigorous credit standards, which, in our judgment, have become more important in the recent credit crisis.

As of the reporting period’s end, the Fed appears likely to reduce short-term interest rates further. We believe that the fund’s relatively long weighted average maturity should enable it to capture incrementally higher yields in a declining interest-rate environment.

December 17, 2007
An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.
Yields provided for the fund’s Class B shares reflect the absorption of certain fund expenses by
The Dreyfus Corporation pursuant to a voluntary undertaking that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s Class B shares would have produced a yield of 2.67% and an effective yield of 2.71%.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General Municipal Money Market Fund from June 1, 2007 to November 30, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2007
	Class A	Class B

Expenses paid per $1,000 †	$ 3.18	$ 5.05
Ending value (after expenses)	$1,015.60	$1,013.70

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended November 30, 2007

	Class A	Class B

Expenses paid per $1,000 †	$ 3.19	$ 5.06
Ending value (after expenses)	$1,021.91	$1,020.05

† Expenses are equal to the fund’s annualized expense ratio of .63% for Class A shares and 1.00% for Class B shares; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS November 30, 2007
Short-Term	Coupon	Maturity	Principal
Investments—100.9%	Rate (%)	Date	Amount ($)	Value ($)

Alabama—3.5%
Alabama Housing Finance Authority,
SFMR (LOC; Bayerische
Landesbank)	3.81	12/7/07	4,500,000 [a]	4,500,000
Birmingham Industrial Development
Board, SWDR (American Cast
Iron Company Project) (LOC;
Southtrust Bank)	3.76	12/7/07	3,765,000 [a]	3,765,000
Fultondale Industrial Development
Board, IDR (Melsur Corporation
Project) (LOC; Amsouth Bank)	3.73	12/7/07	2,640,000 [a]	2,640,000
Macon Trust Various Certificates
(Spanish Fort Redevelopment
Authority—Spanish Fort Town
Center) (Liquidity Facility;
Bank of America and LOC;
Bank of America)	3.67	12/7/07	12,500,000 [a,b]	12,500,000
Southeast Alabama Gas District,
Supply Project Revenue (Liquidity
Facility; Societe Generale)	3.63	12/1/07	5,000,000 [a]	5,000,000
Troy Health Care Authority,
LR (Southeast Alabama Rural
Health Associates Project)
(LOC; Regions Bank)	3.63	12/7/07	2,455,000 [a]	2,455,000
Arizona—1.1%
Salt River Project Agricultural
Improvement and Power
District, CP (Salt River Project)
(Liquidity Facility: Bank of America,
Citibank NA, JPMorgan Chase Bank,
Marshall and Isley Bank and
Wells Fargo Bank)	3.50	2/11/08	10,000,000	10,000,000
Arkansas—.7%
Arkansas Development Finance
Authority, MFHR (Chapelridge
of Cabot Housing Project)
(LOC; Regions Bank)	3.70	12/7/07	6,675,000 [a]	6,675,000
California—3.1%
FHLMC Multifamily Certificates,
Revenue (Insured; FHLMC and
Liquidity Facility; FHLMC)	3.78	12/7/07	18,054,129 [a,b]	18,054,129

The Fund 7

STATEMENT OF INVESTMENTS (continued)
Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
Puttable Floating Option Tax
Exempt Receipts (San Jose
Redevelopment Agency, MFHR
(101 San Fernando Apartments))
(Liquidity Facility; Merrill
Lynch Capital Services and
LOC; Merrill Lynch)	4.13	12/7/07	10,000,000 [a,b]	10,000,000
Colorado—1.4%
Colorado Educational and Cultural
Facilities Authority, Education
Revenue (Vail Mountain School
Project) (LOC; Key Bank)	3.67	12/7/07	5,000,000 [a]	5,000,000
Denver City and County,
Airport System Revenue
(Insured; CIFG and Liquidity
Facility; Morgan Stanley Bank)	3.75	12/7/07	1,400,000 [a]	1,400,000
Morgan Keegan Municipal Products
Inc. Trust (City and County of
Denver) (Liquidity Facility;
Lloyds TSB Bank PLC and LOC;
Natixis Commercial Paper
Corporation)	3.72	12/7/07	2,240,000 [a,b]	2,240,000
Telluride,
Excise Tax Revenue (Valley
Floor Open Space Project)
(LOC; Key Bank)	3.65	12/7/07	3,500,000 [a]	3,500,000
Connecticut—1.1%
New Haven,
GO Notes, BAN	4.00	3/26/08	10,000,000	10,007,089
District of Columbia—4.3%
Anacostia Waterfront Corporation,
PILOT Revenue (Merlots
Program) (Liquidity Facility;
Wachovia Bank and LOC;
Wachovia Bank)	3.67	12/7/07	10,000,000 [a,b]	10,000,000
Metropolitan Washington DC
Airport Authority, CP
(LOC; Bank of America)	3.60	12/18/07	13,800,000	13,800,000
Metropolitan Washington DC
Airport Authority, CP
(LOC; Bank of America)	3.65	1/22/08	15,000,000	15,000,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Florida—8.7%
Bay County Housing Finance
Authority, SFMR (Merlots
Program) (Liquidity Facility;
Wachovia Bank and LOC: FNMA
and GNMA)	3.72	12/7/07	1,790,000 [a,b]	1,790,000
Gulf Breeze,
Healthcare Facilities Revenue
(Heritage Healthcare Project)
(Liquidity Facility; AIG
SunAmerica Assurance)	3.70	12/7/07	3,470,000 [a]	3,470,000
Jacksonville Electric Authority,
Revenue, CP (Liquidity
Facility; JPMorgan Chase Bank)	3.41	2/14/08	11,760,000	11,760,000
Kissimmee Utility Authority,
CP (Liquidity Facility;
JPMorgan Chase Bank)	3.55	1/17/08	22,000,000	22,000,000
Orlando Utilities Commission,
Water and Electric Revenue,
Refunding	5.00	10/1/08	5,000,000	5,062,835
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.60	1/17/08	5,500,000	5,500,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.68	1/17/08	23,000,000	23,000,000
Volusia County School District,
GO Notes, TAN	4.00	9/17/08	5,000,000	5,021,507
Georgia—3.1%
Columbia County Development
Authority, Private Schools
Revenue (Augusta Preparatory
Project) (LOC; Wachovia Bank)	3.66	12/7/07	2,900,000 [a]	2,900,000
Fulton County Housing Authority,
MFHR (Liquidity Facility; Merrill
Lynch Capital Services and LOC;
Merrill Lynch Capital Services)	4.13	12/7/07	15,000,000 [a,b]	15,000,000
Private Colleges and Universities
Authority, CP (Emory
University Project)	3.45	2/6/08	3,750,000	3,750,000

The Fund 9

STATEMENT OF INVESTMENTS (continued)
Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Georgia (continued)
RBC Municipal Products Inc. Trust
(Dekalb County Housing
Authority, MFHR (North Hills
Apartments Project)) (Liquidity
Facility; Royal Bank of Canada
and LOC; Royal Bank of Canada)	3.73	12/7/07	5,700,000 [a,b]	5,700,000
Hawaii—1.8%
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawaii Pacific Health
Obligated Group) (Liquidity
Facility; Goldman Sachs and Group
and LOC; Goldman Sachs Group)	3.64	12/7/07	16,000,000 [a,b]	16,000,000
Illinois—6.0%
BB&T Municipal Trust
(Illinois, GO) (Insured; FGIC
and Liquidity Facility; Branch
Banking and Trust Co.)	3.64	12/7/07	17,040,000 [a,b]	17,040,000
Chicago,
Collateralized SFMR	3.65	8/27/08	5,000,000	5,000,000
Chicago,
Collateralized SFMR	3.58	10/7/08	3,000,000	3,000,000
Chicago,
Collateralized SFMR (LOC;
Calyon NA)	3.93	7/1/08	5,000,000	5,000,000
Chicago O’Hare International
Airport, Special Facility
Revenue (O’Hare Technical
Center II Project) (LOC;
ABN-AMRO)	3.68	12/7/07	8,000,000 [a]	8,000,000
Illinois Development Finance
Authority, IDR (Cloverhill
Pastry Vend Corporation)
(LOC; JPMorgan Chase Bank)	3.80	12/7/07	2,450,000 [a]	2,450,000
Illinois Development Finance
Authority, IDR (Durex
Industries Project) (LOC;
ABN-AMRO)	3.69	12/7/07	4,000,000 [a]	4,000,000
Illinois Educational Facilities
Authority, Revenue (Aurora
University) (LOC; Fifth Third Bank)	3.63	12/7/07	4,000,000 [a]	4,000,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Illinois (continued)
Illinois Educational Facilities
Authority, Revenue, CP (Field
Museum of Natural History)
(LOC; Bank of America)	3.45	4/8/08	5,000,000	5,000,000
Indiana—1.7%
Carmel,
Waterworks Revenue, BAN	3.75	9/21/08	9,000,000	9,002,501
Indiana Finance Authority,
Revenue (Lutheran Child)
(LOC; National City Bank)	3.66	12/7/07	5,460,000 [a]	5,460,000
Indiana Housing Finance Authority,
SFMR (Merlots Program)
(Insured: FNMA and GNMA
and Liquidity Facility;
Wachovia Bank)	3.72	12/7/07	815,000 [a,b]	815,000
Kansas—2.2%
Junction City,
GO Temporary Notes	5.00	6/1/08	3,000,000	3,014,533
Kansas Development Finance
Authority, MFHR (Delaware
Highlands Assisted Living
Project) (LOC; FHLB)	3.68	12/7/07	2,500,000 [a]	2,500,000
Mission,
MFHR, Refunding (The Falls
Apartments Project)
(Insured; FNMA)	3.68	12/7/07	6,000,000 [a]	6,000,000
Pittsburg,
Temporary Notes	3.80	6/15/08	4,930,000	4,930,102
Wyandotte County/Kansas City
Unified Government, MFHR
(Brookstone Apartments Project)	7.00	5/1/08	3,045,000 [c]	3,147,835
Kentucky—5.8%
Kenton County Airport Board,
Revenue (Cincinnati/Northern
Kentucky International
Airport) (Insured; MBIA)	5.63	3/1/08	3,645,000	3,660,743
Kenton County Airport Board,
Special Facilities Revenue
(Airis Cincinnati LLC Project)
(LOC; Deutsche Postbank)	3.73	12/7/07	34,200,000 [a]	34,200,000

The Fund 11

STATEMENT OF INVESTMENTS (continued)
Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Kentucky (continued)
Kentucky Economic Development
Finance Authority, Health
Facilities Revenue (Kentucky
Easter Seal Society Project)
(LOC; Bank One)	3.63	12/7/07	2,000,000 [a]	2,000,000
Kentucky Rural Water Finance
Corporation, Public Projects
Construction Notes	3.65	4/1/08	5,000,000	5,000,000
Public Energy Authority of
Kentucky, Inc., Gas Supply
Revenue (Liquidity Facility;
Societe Generale)	3.63	12/1/07	7,000,000 [a]	7,000,000
Louisiana—1.6%
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue
(Northwestern State University
Student Housing Project)
(LOC; Regions Bank)	3.66	12/7/07	10,480,000 [a]	10,480,000
Louisiana Public Facilities
Authority, Revenue (Blood
Center Properties Inc.
Project) (LOC; Bank One)	3.85	12/7/07	1,500,000 [a]	1,500,000
Louisiana Public Facilities
Authority, Revenue (GCGK
Investments LLC Project)
(LOC; Amsouth Capital)	3.62	12/7/07	2,400,000 [a]	2,400,000
Maryland—1.8%
Frederick County,
Revenue (Homewood Inc.
Facility) (LOC; M&T Bank)	3.68	12/7/07	9,100,000 [a]	9,100,000
Maryland Economic Development
Corporation, Revenue (CWI
Limited Partnership Facility)
(LOC; M&T Bank)	3.68	12/7/07	3,390,000 [a]	3,390,000
Maryland Industrial Development
Financing Authority, Revenue
(Mercy High School Facility)
(LOC; M&T Bank)	3.68	12/7/07	3,370,000 [a]	3,370,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts—1.0%
Massachusetts,
CP (LOC; Bank of Nova Scotia)	3.34	3/5/08	5,000,000	5,000,000
Massachusetts Housing Finance
Agency, SFHR Notes	4.00	12/1/07	4,000,000	4,000,000
Michigan—.7%
Kent Hospital Finance Authority,
LOR (Pine Rest Christian
Mental Health Services
Project) (LOC; Fifth Third Bank)	3.60	12/7/07	4,000,000 [a]	4,000,000
Michigan Strategic Fund,
LOR (D&R Paint Company
Project) (LOC; Fifth Third Bank)	3.69	12/7/07	2,165,000 [a]	2,165,000
Minnesota—1.7%
Saint Paul Housing and
Redevelopment Authority, MFHR,
Refunding (Hampden Square
Apartments) (LOC; FNMA)	3.68	12/7/07	2,840,000 [a]	2,840,000
University of Minnesota,
CP	3.50	1/14/08	12,180,000	12,180,000
Missouri—2.6%
Kansas City Industrial Development
Authority, Revenue
(Alphapointe Association for
the Blind) (LOC; U.S. Bank NA)	3.67	12/7/07	3,385,000 [a]	3,385,000
Missouri Development Finance
Board, LR, CP (LOC; U.S. Bank NA)	3.65	1/15/08	13,737,000	13,737,000
Saint Louis Industrial Development
Authority, Elderly Housing
Revenue (Homer G. Phillips
Dignity House Project)
(LOC; U.S. Bank NA)	3.72	12/1/07	5,965,000 [a]	5,965,000
Nevada—2.4%
Clark County,
IDR (Southwest Gas Corporation
Project) (LOC; Bank of America)	3.68	12/7/07	6,000,000 [a]	6,000,000
Nevada System of Higher Education,
University Revenue (Putters
Program) (Insured; AMBAC and
Liquidity Facility; PB Finance Inc.)	3.66	12/7/07	8,095,000 [a,b]	8,095,000

The Fund 13

STATEMENT OF INVESTMENTS (continued)
Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Nevada (continued)
Truckee Meadows Water Authority,
Water Revenue (Insured; MBIA
and Liquidity Facility; Citibank NA)	3.66	12/7/07	7,440,000 [a,b]	7,440,000
New Hampshire—.0%
New Hampshire Housing Finance
Authority, SFHR (Merlots Program)
(Liquidity Facility; Wachovia Bank)	3.72	12/7/07	335,000 [a,b]	335,000
New Mexico—.3%
Santa Fe,
Gross Receipts Tax
(Subordinate Lien)/Wastewater
System Revenue
(LOC; BNP Paribas)	3.64	12/7/07	2,700,000 [a]	2,700,000
New York—2.9%
Monroe County,
GO Notes, RAN	4.00	4/15/08	7,000,000	7,010,261
New York City
(LOC; Bank of America)	3.57	12/1/07	6,835,000 [a]	6,835,000
New York City Municipal Water
Finance Authority, CP (LOC:
Landesbank Baden-Wurttemberg
and Landesbank Hessen-Thuringen
Girozentrale)	3.50	12/3/07	10,000,000	10,000,000
TSASC Inc. of New York,
Tobacco Settlement Asset-Backed
Bonds (Liquidity Facility;
Merrill Lynch Capital Services
and LOC; Merrill Lynch)	4.03	12/7/07	1,975,000 [a,b]	1,975,000
North Carolina—2.1%
Harnett County Industrial
Facilities and Pollution Control
Financing Authority, IDR
(Edwards Brothers, Inc. Project)
(LOC; National City Bank)	3.71	12/7/07	10,000,000 [a]	10,000,000
North Carolina Medical Care
Commission, Health Care
Facility Revenue (Merlots
Program) (Providence Place
Retirement Community Nursing
Home Project) (Liquidity Facility;
Wachovia Bank and LOC; GNMA)	3.67	12/7/07	4,945,000 [a,b]	4,945,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

North Carolina (continued)
Robeson County Industrial
Facilities and Pollution
Control Finance Authority, IDR
(CB Systems, LLC Project)
(LOC; Wachovia Bank)	3.71	12/7/07	3,595,000 [a]	3,595,000
Ohio—6.4%
Athens County Port Authority,
Housing Revenue (Housing for
Ohio Inc. Project) (LOC;
Wachovia Bank)	3.64	12/7/07	2,000,000 [a]	2,000,000
Cleveland-Cuyahoga County
Port Authority, Development
Revenue, Refunding
(Judson Project)
(LOC; National City Bank)	3.64	12/7/07	8,395,000 [a]	8,395,000
Cuyahoga County,
IDR (King Nut Project)
(LOC; National City Bank)	3.71	12/7/07	2,885,000 [a]	2,885,000
Hamilton County,
Hospital Facilities Revenue
(Christ Hospital) (Insured;
FSA and Liquidity Facility;
Svenska Handelsbanken)	4.13	12/7/07	19,820,000 [a,b]	19,820,000
Lima,
HR (Lima Memorial Hospital
Project) (LOC; Bank One)	3.60	12/7/07	2,040,000 [a]	2,040,000
Ohio Higher Educational Facility
Commission, LR (Higher
Educational Facility Pooled
Program) (LOC; Fifth Third Bank)	3.63	12/7/07	1,000,000 [a]	1,000,000
Ohio Higher Educational Facility
Commission, LR (Higher
Educational Facility Pooled
Program) (LOC; Fifth Third Bank)	3.63	12/7/07	400,000 [a]	400,000
Stark County Port Authority,
Revenue (Community Action
Agency Project) (LOC; Bank One)	3.85	12/7/07	965,000 [a]	965,000
Student Loan Funding Corporation,
Student Loan Senior Revenue,
Refunding (Liquidity Facility;
Citibank NA)	3.68	12/7/07	20,000,000 [a]	20,000,000

The Fund 15

STATEMENT OF INVESTMENTS (continued)
Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Oklahoma—.6%
Tulsa County Industrial Authority,
Capital Improvements Revenue
(Liquidity Facility; Bank of America)	3.45	5/15/08	5,750,000	5,750,000
Oregon—1.4%
Portland,
EDR (Broadway Project)
(Insured; AMBAC and Liquidity
Facility; Key Bank)	3.64	12/7/07	4,500,000 [a]	4,500,000
Washington County Housing
Authority, MFHR (Cedar Mill
Project) (LOC; M&T Bank)	3.73	12/7/07	7,705,000 [a]	7,705,000
Pennsylvania—5.9%
Berks County Industrial
Development Authority, Revenue
(EJB Paving and Materials Company
Project) (LOC; Wachovia Bank)	3.76	12/7/07	645,000 [a]	645,000
Berks County Industrial
Development Authority, Revenue
(Richard J. Caron Foundation
Project) (LOC; Wachovia Bank)	3.71	12/7/07	2,400,000 [a]	2,400,000
Dauphin County General Authority,
Revenue (School District
Pooled Financing Program II)
(Insured; AMBAC and Liquidity
Facility; Bank of Nova Scotia)	3.68	12/7/07	25,000,000 [a]	25,000,000
East Hempfield Township Industrial
Development Authority, IDR
(Mennonite Home Project)
(LOC; M&T Bank)	3.63	12/7/07	11,360,000 [a]	11,360,000
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue) (Liquidity
Facility; Citibank NA and LOC;
Citibank NA)	3.67	12/7/07	13,330,000 [a,b]	13,330,000
South Carolina—3.3%
Puttable Floating Option Tax Exempt
Receipts (South Carolina
Jobs-Economic Development
Authority, Hospital Improvement
Revenue (Palmetto Health)) (Liquidity
Facility; Merrill Lynch Capital
Services and LOC; Merrill Lynch)	4.08	12/7/07	21,000,000 [a,b]	21,000,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

South Carolina (continued)
South Carolina Jobs-Economic
Development Authority, EDR
(Orders Realty Company, Inc.
Project) (LOC; Wachovia Bank)	3.71	12/7/07	3,000,000 [a]	3,000,000
South Carolina Public Service
Authority, Revenue (Putters
Program) (Insured; AMBAC and
Liquidity Facility; PB Finance Inc.)	3.66	12/7/07	5,520,000 [a,b]	5,520,000
South Dakota—1.2%
Puttable Floating Option Tax
Exempt Receipts (South Dakota
Housing Development Authority,
SFMR) (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale and LOC; Pallas
Capital Corporation)	3.78	12/7/07	3,180,000 [a,b]	3,180,000
South Dakota Housing Development
Authority, Homeownership
Mortgage Revenue	4.25	8/15/08	7,000,000	7,021,537
South Dakota Housing Development
Authority, SFMR (Liquidity Facility;
Merrill Lynch Capital Services and
LOC; Pallas Capital Corporation)	3.78	12/7/07	860,000 [a,b]	860,000
Texas—13.2%
Calhoun County Navigation
Industrial Development
Authority, Port Revenue (The
British Petroleum Company PLC)	3.63	12/1/07	16,000,000 [a]	16,000,000
Dallas,
Waterworks and Sewer System
Revenue, CP (Liquidity
Facility; Bank of America)	3.45	2/7/08	8,000,000	8,000,000
Harris County Metropolitan
Transportation Authority,
Sales and Use Tax Revenue, CP
(LOC; DEPFA Bank PLC)	3.42	1/29/08	8,500,000	8,500,000
Houston,
Airport System Revenue, CP
(LOC; Dexia Credit Locale)	3.75	12/6/07	6,500,000	6,500,000
Houston,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.72	12/12/07	15,000,000	15,000,000

The Fund 17

STATEMENT OF INVESTMENTS (continued)
Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Texas (continued)
Houston,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.43	2/6/08	10,000,000	10,000,000
Houston,
CP (Liquidity Facility; Dexia
Credit Locale)	3.55	1/14/08	3,000,000	3,000,000
Houston Industrial Development
Corporation, Air Cargo Revenue
(Aero Houston East, LP
Project) (LOC; Bank One)	3.73	12/7/07	4,570,000 [a]	4,570,000
Lubbock Housing Finance
Corporation, SFMR (Guaranteed
Mortgage-Backed Securities
Program) (GIC; Royal Bank of
Canada and LOC: FHLMC, FNMA
and GNMA)	4.40	4/19/08	3,940,000	3,945,213
North Texas Tollway Authority,
BAN	4.13	11/19/08	20,000,000	20,000,000
Port of Port Arthur Navigation
District, Revenue, CP (BASF AG)	3.65	1/15/08	5,000,000	5,000,000
Revenue Bond Certificate Series
Trust Various States, Housing
Revenue (Pebble Brooke)
(GIC; AIG Funding Inc.)	3.88	12/7/07	7,000,000 [a,b]	7,000,000
Texas Department of Housing and
Community Affairs, Multifamily
Housing Mortgage Revenue,
Refunding (Red Hills Villas)
(Liquidity Facility; FNMA and
LOC; FNMA)	3.70	12/7/07	5,015,000 [a]	5,015,000
University of Texas,
University Revenue, CP	3.45	1/23/08	5,000,000	5,000,000
Vermont—.7%
Vermont Economic Development
Authority, Revenue, CP (Economic
Development Capital Program)
(LOC; JPMorgan Chase Bank)	3.65	12/4/07	6,000,000	6,000,000
Virginia—.4%
Ashland Industrial Development
Authority, IDR (Tru-Wood Cabinets
Project) (LOC; Regions Bank)	3.72	12/7/07	3,465,000 [a]	3,465,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Washington—2.0%
Chelan County Public Utility
District Number 001,
Consolidated Revenue
(Merlots Program) (Insured;
MBIA and Liquidity
Facility; Wachovia Bank)	3.72	12/7/07	6,975,000 [a,b]	6,975,000
Port of Seattle,
Revenue (Merlots Program)
(Insured; FGIC and Liquidity
Facility; Wachovia Bank)	3.72	12/7/07	5,345,000 [a,b]	5,345,000
Washington Economic Development
Finance Authority, SWDR (Cedar
Grove Composing Project)
(LOC; Wells Fargo Bank)	3.70	12/7/07	5,105,000 [a]	5,105,000
West Virginia—.3%
Ritchie County,
IDR (Simonton Building
Products Inc.) (LOC; PNC Bank)	3.69	12/7/07	2,800,000 [a]	2,800,000
Wisconsin—3.2%
Park Falls,
IDR (Weather Shield Project)
(LOC; Bank One)	3.73	12/7/07	4,525,000 [a]	4,525,000
Puttable Floating Option Tax
Exempt Receipts (Wisconsin
Housing and Economic
Development Authority, Single
Family Revenue) (Liquidity
Facility; Landesbank
Hessen-Thuringen
Girozentrale and LOC;
Pallas Capital Corporation)	3.73	12/7/07	9,195,000 [a,b]	9,195,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Gunderson Lutheran) (Insured;
FSA and Liquidity Facility;
Dexia Credit Locale)	3.65	12/1/07	11,970,000 [a]	11,970,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(ProHealth Care, Inc.
Obligated Group) (Insured;
AMBAC and LOC; Bank One)	3.65	12/1/07	3,200,000 [a]	3,200,000

The Fund 19

STATEMENT OF INVESTMENTS (continued)
Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Wyoming—.7%
Campbell County,
IDR (Two Elk Partners Project)	3.65	11/28/08	6,000,000	6,000,000

Total Investments (cost $901,040,285)			100.9%	901,040,285
Liabilities, Less Cash and Receivables			(.9%)	(8,414,085)
Net Assets			100.0%	892,626,200

[a] Securities payable on demand.Variable interest rate—subject to periodic change.
[b] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2007, these securities amounted to $224,154,129 or 25.1% of net assets.
[c] This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

20

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance
Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 21

STATEMENT OF INVESTMENTS (continued)
Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s or	Standard & Poor’s	Value (%) †

F1+,F1	VMIG1,MIG1,P1	SP1+,SP1,A1+,A1	87.2
AAA,AA,A [d]	Aaa,Aa,A [d]	AAA,AA,A [d]	4.1
Not Rated [e]	Not Rated [e]	Not Rated [e]	8.7
			100.0

†	Based on total investments.
[d]	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
[e]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

22

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2007

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	901,040,285	901,040,285
Interest receivable		5,616,642
Prepaid expenses		48,608
		906,705,535

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		665,596
Cash overdraft due to Custodian		13,323,228
Payable for shares of Common Stock redeemed		21,856
Accrued expenses		68,655
		14,079,335

Net Assets ($)		892,626,200

Composition of Net Assets ($):
Paid-in capital		892,362,933
Accumulated net realized gain (loss) on investments		263,267

Net Assets ($)		892,626,200

Net Asset Value Per Share
	Class A	Class B

Net Assets ($)	100,343,662	792,282,538
Shares Outstanding	100,578,167	792,068,826

Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

The Fund 23

STATEMENT OF OPERATIONS Year Ended November 30, 2007
Investment Income ($):
Interest Income	30,000,436
Expenses:
Management fee—Note 2(a)	4,039,789
Shareholder servicing costs—Note 2(c)	2,224,880
Distribution and prospectus fees—Note 2(b)	1,430,799
Registration fees	133,017
Professional fees	64,030
Directors’ fees and expenses—Note 2(d)	36,695
Custodian fees—Note 2(c)	36,040
Prospectus and shareholders’ reports	17,587
Miscellaneous	47,258
Total Expenses	8,030,095
Less—reduction in shareholder servicing costs
due to undertaking—Note 2(c)	(318,637)
Less—reduction in custody fees
due to earnings credits—Note 1(b)	(30,776)
Net Expenses	7,680,682
Investment Income—Net	22,319,754

Net Realized Gain (Loss) on Investments—Note 1(b) ($)	263,267
Net Increase in Net Assets Resulting from Operations	22,583,021

See notes to financial statements.
24

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended November 30,

	2007	2006 [a]

Operations ($):
Investment income—net	22,319,754	31,859,153
Net realized gain (loss) on investments	263,267	32,818
Net Increase (Decrease) in Net Assets
Resulting from Operations	22,583,021	31,891,971

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(3,007,282)	(3,983,048)
Class B shares	(19,345,290)	(15,879,496)
E*TRADE Class	—	(12,018,316)
Total Dividends	(22,352,572)	(31,880,860)

Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A shares	457,525,673	850,032,810
Class B shares	3,136,860,726	2,202,323,784
E*TRADE Class	—	263,172,742
Dividends reinvested:
Class A shares	2,878,142	3,887,954
Class B shares	19,341,601	15,841,223
E*TRADE Class	—	11,456,364
Cost of shares redeemed:
Class A shares	(483,968,722)	(866,268,519)
Class B shares	(3,002,266,116)	(2,247,777,655)
E*TRADE Class	—	(1,075,789,787)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	130,371,304	(843,121,084)
Total Increase (Decrease) in Net Assets	130,601,753	(843,109,973)

Net Assets ($):
Beginning of Period	762,024,447	1,605,134,420
End of Period	892,626,200	762,024,447

[a] Effective July 10, 2006, E*TRADE Class shares are no longer offered by the fund.
See notes to financial statements.

The Fund 25

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended November 30,

Class A Shares	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.031	.028	.017	.006	.006
Distributions:
Dividends from investment income—net	(.031)	(.028)	(.017)	(.006)	(.006)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	3.13	2.87	1.76	.64	.58

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.62	.60	.61	.60	.58
Ratio of net expenses
to average net assets	.62	.59	.61	.60	.58
Ratio of net investment income
to average net assets	3.09	2.82	1.70	.63	.59

Net Assets, end of period ($ x 1,000)	100,344	123,871	136,209	209,176	239,203

See notes to financial statements.
26

		Year Ended November 30,

Class B Shares	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.027	.024	.014	.002	.002
Distributions:
Dividends from investment income—net	(.027)	(.024)	(.014)	(.002)	(.002)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	2.76	2.47	1.38	.25	.20

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.05	1.04	1.05	1.05	1.04
Ratio of net expenses
to average net assets	1.00	1.00	.99	.99	.96
Ratio of net investment income
to average net assets	2.72	2.44	1.39	.24	.20

Net Assets, end of period ($ x 1,000)	792,283	638,154	667,757	544,079	584,839

See notes to financial statements.

The Fund 27

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

General Municipal Money Market Fund (the “fund”) is a separate diversified series of General Municipal Money Market Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company, currently offering one series, which is the fund.The fund’s investment objective is to maximize current income exempt from federal income tax, to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser.

On July 1,2007,Mellon Financial Corporation (“Mellon Financial”) and The Bank of New York Company, Inc. merged, forming The Bank of New York Mellon Corporation (“BNY Mellon”). As part of this transaction, Dreyfus became a wholly-owned subsidiary of BNY Mellon.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue 20.5 billion shares of $.001 par value Common Stock. The fund is currently authorized to issue two classes of shares: Class A (15 billion shares authorized) and Class B (5.5 billion shares authorized). Class A and Class B shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency cost and certain voting rights. Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A and Class B shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended November 30, 2007, sub-accounting service fees amounted to $355,339 for Class B shares and are included in shareholder servicing costs.Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments` are allocated to each class of shares based on its relative net assets.

28

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

30

At November 30, 2007, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax characters of distributions paid to shareholders during the fiscal periods ended November 30, 2007 and November 30, 2006 were all tax exempt income.

During the period ended November 30, 2007, as a result of permanent book to tax differences, primarily due to dividend reclassification, the fund increased accumulated undistributed investment income-net by $32,818 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value were not affected by this reclassification.

At November 30,2007, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1 / 2 % of the average value of the fund’s net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear, such excess expense. During the period ended November 30, 2007, there was no expense reimbursement pursuant to the Agreement.

(b) Under the Distribution Plan with respect to Class B shares (“Distribution Plan”), adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the cost of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of

The Fund 31

NOTES TO FINANCIAL STATEMENTS (continued)

$100,000 or .005% of the average daily net assets of Class B shares. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing their shares at an annual rate not to exceed ..20% of the value of the average daily net assets of Class B shares. During the period ended November 30, 2007, Class B shares were charged $1,430,799, pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan with respect to Class A (“Class A Shareholder Services Plan”), Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of the average daily net assets of Class A for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2007, Class A shares were charged $51,110 pursuant to the Class A Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B (“Class B Shareholder Services Plan”) Class B shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of Class B shares for servicing shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B shares and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents in respect of their services. The Distributor determines the amounts to be paid to Service Agents.

The Manager had undertaken from December 1, 2006 through November 30, 2007, to reduce the expenses of Class B shares, if the aggregate expenses of Class B shares, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed an annual rate of 1%, of the value of the average daily net assets of

32

Class B shares. Such expense limitations are voluntary, temporary and may be revised or terminated at any time. During the period ended November 30, 2007, Class B shares were charged $1,776,692, pursuant to the Class B Shareholder Services plan, of which $318,637 was reimbursed by the Manager.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2007, the fund was charged $28,811 pursuant to the transfer agency agreement.

Effective July 1, 2007, the fund’s custodian, The Bank of New York, became an affiliate of the Manager. Under the fund’s pre-existing custody agreement with The Bank of New York, the fund was charged $1,200 for providing custodial services for the fund for the five months ended November 30, 2007. Prior to becoming an affiliate, The Bank of New York was paid $34,840 for custody services to the fund for the seven months ended June 30, 2007.

During the period ended November 30, 2007, the fund was charged $4,740 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $360,140, Rule 12b-1 distribution plan fees $128,409, shareholder services plan fees $192,613, custodian fees $8,210, chief compliance officer fees $3,214 and transfer agency per account fees $4,152, which are offset against an expense reimbursement currently in effect in the amount of $31,142.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 33

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors General Municipal Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statements of investment, of General Municipal Money Market Fund (one of the funds comprising General Municipal Money Market Funds, Inc.) as of November 30, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2007 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of General Municipal Money Market Fund, at November 30, 2007, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York January 18, 2008
34

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during the fiscal year ended November 30, 2007 as “exempt-interest dividends” (not generally subject to regular federal income tax), except $13,879 of the exempt-interest dividends that is being designated as a long-term capital gain distribution for reporting purposes.As required by federal tax law rules, shareholders will receive notification of their portion of the fund’s exempt-interest dividends paid for the 2007 calendar year on Form 1099-INT, which will be mailed by January 31, 2008.

The Fund 35

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Directors held on July 24, 2007, the Board considered the re-approval for an annual period of the fund’s Management Agreement, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Board noted that the fund’s shares are sold primarily through institutional channels and often serve as a “sweep vehicle” for use by third party broker-dealers for their customers. The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex generally, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services in each distribution channel, including those of the fund.The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting, and compliance infrastructure.

36

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, comparing the fund’s performance to a group of comparable funds (the “Performance Group”) and to a broader group of funds (the “Performance Universe”) selected by Lipper.The Board members had been provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members noted that the fund’s performance for various periods ended May 31, 2007 was higher than the Performance Group and Performance Universe medians for each reported time period.

The Board members also discussed the fund’s management fee and expense ratio as compared to a comparable group of funds (the “Expense Group”) that was composed of the same funds included in the Performance Group and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper.The Board noted that the fund’s management fee was higher, but that the fund’s total expense ratio was lower, than the Expense Group and Expense Universe medians.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies, and strategies, and included in the same Lipper category, as the fund (the “Similar Funds”).The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fees. Representatives of the Manager informed the Board members that there were no separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

The Fund 37

I N FO R M AT I O N A B O U T T H E R E V I E W A N D A P P R OVA L O F T H E F U N D ’S M A N A G E M E N T A G R E E M E N T ( U n a u d i t e d ) ( c o n t i n u e d )

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund com-plex.The Board members also had been informed that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of a fund. The Board members evaluated the analysis in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect economies of scale for the benefit of fund shareholders. The Board members also considered potential benefits to the Manager and its affiliates from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less.The Board members also discussed the profitability percentages determined by appropriate court cases to be reasonable given the services rendered to investment companies. It was noted that the profitability percentage for managing the fund was not unreasonable given the services provided.

38

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature,extent,and quality of the services provided by the Manager to the fund are adequate and appropriate.
  The Board was satisfied with the fund’s performance.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the man- agement of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund and that, to the extent in the future it were to be determined that mate- rial economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 39

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (64) Chairman of the Board (1995)
Principal Occupation During Past 5 Years: • Corporate Director and Trustee
Other Board Memberships and Affiliations:
  The Muscular Dystrophy Association, Director
  Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
  The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
  Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director

No. of Portfolios for which Board Member Serves: 164

———————

Clifford L. Alexander, Jr. (74) Board Member (1982)

Principal Occupation During Past 5 Years:
  President of Alexander & Associates, Inc., a management consulting firm (January 1981-present)
  Chairman of the Board of Moody’s Corporation (October 2000-October 2003)

Other Board Memberships and Affiliations:

• Mutual of America Life Insurance Company, Director

No. of Portfolios for which Board Member Serves: 51
———————
David W. Burke (71) Board Member (2007)
Principal Occupation During Past 5 Years: • Corporate Director and Trustee
Other Board Memberships and Affiliations: • John F. Kennedy Library Foundation, Director
No. of Portfolios for which Board Member Serves: 86
———————
Peggy C. Davis (64) Board Member (1990)
Principal Occupation During Past 5 Years:
  Shad Professor of Law, New York University School of Law (1983-present)
  Writer and teacher in the fields of evidence, constitutional theory, family law, social sciences and the law, legal process and professional methodology and training
No. of Portfolios for which Board Member Serves: 63
40

Diane Dunst (68) Board Member (2007)

Principal Occupation During Past 5 Years:

• President, Huntting House Antiques

No. of Portfolios for which Board Member Serves: 23

———————
Ernest Kafka (74) Board Member (1982)

Principal Occupation During Past 5 Years:

  Physician engaged in private practice specializing in the psychoanalysis of adults and adolescents (1962-present)
  Instructor,The New York Psychoanalytic Institute (1981-present)
  Associate Clinical Professor of Psychiatry at Cornell Medical School (1987-2002)

No. of Portfolios for which Board Member Serves: 23

———————
Nathan Leventhal (64) Board Member (1989)

Principal Occupation During Past 5 Years:

  Commissioner, NYC Planning Commission (March 2007-present)
  Chairman of the Avery-Fisher Artist Program (November 1997-present)

Other Board Memberships and Affiliations:

  Movado Group, Inc., Director
  Mayor’s Committee on Appointments, Chairman

No. of Portfolios for which Board Member Serves: 23

———————

Jay I. Meltzer (79) Board Member (2007)

Principal Occupation During Past 5 Years:

  Physician, Internist and Specialist in Clinical Hypertension
  Clinical Professor of Medicine at Columbia University & College of Physicians and Surgeons
  Faculty Associate, Center for Bioethics, Columbia

No. of Portfolios for which Board Member Serves: 23

The Fund 41

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Daniel Rose (78) Board Member (2007)
Principal Occupation During Past 5 Years:
  Chairman and Chief Executive Officer of Rose Associates, Inc., a New York based real estate development and management firm
Other Board Memberships and Affiliations:
  Baltic-American Enterprise Fund,Vice Chairman and Director
  Harlem Educational Activities Fund, Inc., Chairman
  Housing Committee of the Real Estate Board of New York, Inc., Director
No. of Portfolios for which Board Member Serves: 33
———————
Warren B. Rudman (77) Board Member (2007)
Principal Occupation During Past 5 Years:
  Of Counsel to (from January 1993 to December 31, 2003, Partner in) the law firm Paul, Weiss, Rifkind,Wharton & Garrison LLP
Other Board Memberships and Affiliations:
  Collins & Aikman Corporation, Director
  Boston Scientific, Director
  Stonebridge International LLC, Co-Chairman
No. of Portfolios for which Board Member Serves: 33
———————
Sander Vanocur (79) Board Member (2007)
Principal Occupation During Past 5 Years: • President, Old Owl Communications
No. of Portfolios for which Board Member Serves: 33
———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Saul B. Klaman, Emeritus Board Member

42

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2007, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2008 MBSC Securities Corporation

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. Di Martino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. Di Martino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $37,080 in 2006 and $37,080 in 2007.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2006 and $0 in 2007.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2006 and $0 in 2007.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $3,347 in 2006 and $2,541 in 2007. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies (as applicable).

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $0 in 2006 and $0 in 2007.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $148 in 2006 and $0 in 2007. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee were $0 in 2006 and $0 in 2007.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $375,571in 2006 and $1,890,737 in 2007.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
	Not applicable.	[CLOSED-END FUNDS ONLY]
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
	Not applicable.	[CLOSED-END FUNDS ONLY]
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
	Not applicable.	[CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
	Not applicable.	[CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

SSL-DOCS2 70128344v15

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SSL-DOCS2 70128344v15

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Municipal Money Market Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	January 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	January 24, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	January 24, 2008

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

SSL-DOCS2 70128344v15

Exhibit (a)(1)

THE DREYFUS FAMILY OF FUNDS CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS

1. Covered Officers/Purpose of the Code

     This code of ethics (the "Code") for the investment companies within the complex (each, a "Fund") applies to each Fund's Principal Executive Officer, Principal Financial Officer, Principal Accounting Officer or Controller, or other persons performing similar functions, each of whom is listed on Exhibit A (the "Covered Officers"), for the purpose of promoting:

  honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
  full, fair, accurate, timely and understandable disclosure in reports and documents that the Fund files with, or submits to, the Securities and Exchange Commission (the "SEC") and in other public communications made by the Fund;
  compliance with applicable laws and governmental rules and regulations;
  the prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and
  accountability for adherence to the Code.

     Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest.

2. Covered Officers Should Handle Ethically Actual and Apparent Conflicts of Interest

     Overview. A "conflict of interest" occurs when a Covered Officer's private interest interferes with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

     Certain conflicts of interest arise out of the relationships between Covered Officers and the Fund and already are subject to conflict of interest provisions in the Investment Company Act of 1940, as amended (the "Investment Company Act"), and the Investment Advisers Act of 1940, as amended (the "Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as "affiliated persons" of the Fund. The compliance programs and procedures of the Fund and the Fund's investment adviser (the "Adviser") are designed to prevent, or identify and correct, violations of these provisions. The Code does not, and is not intended to, repeat or replace these programs and procedures, and the circumstances they cover fall outside of the parameters of the Code.

     Although typically not presenting an opportunity for improper personal benefit, conflicts arise from, or as a result of, the contractual relationship between the Fund and the Adviser of which the Covered Officers are also officers or employees. As a result, the Code recognizes that the Covered Officers, in the ordinary course of their duties (whether formally for the Fund or for the Adviser, or for both), will be involved in establishing policies and implementing decisions that will have different effects on the Adviser and the Fund. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the Fund and the Adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund and, if addressed in conformity with the provisions of the Investment Company Act and the Investment Advisers Act, will be deemed to have been handled ethically. In addition, it is recognized by the Fund's Board that the Covered Officers also may be officers or employees of one or more other investment companies covered by this or other codes of ethics.

     Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the Investment Advisers Act. Covered Officers should keep in mind that the Code cannot enumerate every possible scenario. The overarching principle of the Code is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

Each Covered Officer must:
  not use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally to the detriment of the Fund;
  not cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; and
  not retaliate against any employee or Covered Officer for reports of potential violations that are made in good faith.

3. Disclosure and Compliance

  Each Covered Officer should familiarize himself with the disclosure requirements generally applicable to the Fund within his area of responsibility;
  each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others, whether within or outside the Fund, including to the Fund's Board members and auditors, and to governmental regulators and self-regulatory organizations;
  each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Fund and the Adviser with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Fund files with, or submits to, the SEC and in other public communications made by the Fund; and
  it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

4. Reporting and Accountability Each Covered Officer must:
  upon adoption of the Code (or thereafter, as applicable, upon becoming a Covered Officer), affirm in writing to the Board that he has received, read, and understands the Code;
  annually thereafter affirm to the Board that he has complied with the requirements of the Code; and
  notify the Adviser's General Counsel (the "General Counsel") promptly if he knows of any violation of the Code. Failure to do so is itself a violation of the Code.

     The General Counsel is responsible for applying the Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. However, waivers sought by any Covered Officer will be considered by the Fund's Board.

The Fund will follow these procedures in investigating and enforcing the Code:

  the General Counsel will take all appropriate action to investigate any potential violations reported to him;
  if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;
  any matter that the General Counsel believes is a violation will be reported to the Board;
  if the Board concurs that a violation has occurred, it will consider appropriate action, which may include: review of, and appropriate modifications to, applicable policies and procedures; notification to appropriate personnel of the Adviser or its board; or dismissal of the Covered Officer;
  the Board will be responsible for granting waivers, as appropriate; and
  any waivers of or amendments to the Code, to the extent required, will be disclosed as provided by SEC rules.
5. Other Policies and Procedures

     The Code shall be the sole code of ethics adopted by the Fund for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. The Fund's, its principal underwriter's and the Adviser's codes of ethics under Rule 17j-1 under the Investment Company Act and the Adviser's additional policies and procedures, including its Code of Conduct, are separate requirements applying to the Covered Officers and others, and are not part of the Code.

6. Amendments

     The Code may not be amended except in written form, which is specifically approved or ratified by a majority vote of the Fund's Board, including a majority of independent Board members.

7. Confidentiality

     All reports and records prepared or maintained pursuant to the Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or the Code, such matters shall not be disclosed to anyone other than the appropriate Funds and their counsel, the appropriate Boards (or Committees) and their counsel and the Adviser.

8. Internal Use

     The Code is intended solely for the internal use by the Fund and does not constitute an admission, by or on behalf of the Fund, as to any fact, circumstance, or legal conclusion.

Dated as of: July 1, 2003

Exhibit A
Persons Covered by the Code of Ethics
J. David Officer	President	(Principal Executive Officer)
(Principal Financial and
James Windels	Treasurer	Accounting Officer)
Revised as of December 29, 2006